Contingent Payment Obligation (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 06, 2017	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Contingent payment obligation		$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Litigation funding agreement [Member] | Therium Inc. and VGL Capital, LLC [Member]
Contingent payment obligation	$ 1,500,000
Gross proceeds	$ 1,500,000
Contingent obligation, description	the gross proceeds of any claims awarded, 10% of any additional claim proceeds until the Funders have received an additional $7,500,000, and 2.5% of any claim proceeds thereafter